MassMutual EnvisionSM Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

Updating Summary Prospectus – April 28, 2025

This Summary Prospectus summarizes key features of the MassMutual EnvisionSM Variable Annuity (Contract), an individual variable deferred annuity contract with flexible premium payments offered by Massachusetts Mutual Life Insurance Company  (‘‘MassMutual®,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the MassMutual Envision Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/Envision. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Investment Options Available Under the Contract	11

Glossary

Accumulation Phase. Your Contract’s Accumulation Phase begins on the date we issue your Contract and ends on the Annuity Date, the date you withdraw all of your Contract Value, or the date your Contract terminates.

Age. The attained Age of any Owner or that of any Annuitant or Beneficiary, as applicable, at his or her last birthday, except with respect to fixed annuity payout rates. If the Contract is owned by a non-natural person (e.g., a corporation, trust or other entity), then Age shall mean the attained Age of any Annuitant at his/her last birthday, except with respect to fixed annuity payout rates. If you have elected RetirePay, this definition of Age also applies to the Covered Person. For the purpose of calculating Annuity Payments, Age will be determined based on each Annuitant’s nearest birthday on the Annuity Date. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day, and age 65 years and 6 months.

Annual Lifetime Benefit Amount. The maximum amount that may be withdrawn after the Guaranteed Lifetime Withdrawal Date in the current Contract Year without being considered an Excess Withdrawal while  RetirePay is in effect.

Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the period certain Annuity Option. The term Annuitant shall also include the joint Annuitant, if any. The Annuitant has no rights to the Contract.

Annuity Date. The date Annuity Payments begin. The latest date that the Contract Value may be applied to provide Annuity Payments is set forth in “The Annuity Phase – Latest Permitted Annuity Date.”

Annuity Options. Options available for Annuity Payments.

Annuity Payments. A series of payments that will be made pursuant to the Annuity Option you elect.

Annuity Phase. The period which begins on the Annuity Date and ends with the last Annuity Payment.

Beneficiary. The person(s) or entity(ies) that you designated to receive the death benefit provided by the Contract.

Benefit Base. The amount we use to determine your Annual Lifetime Benefit Amount while RetirePay is in effect.

Company. Massachusetts Mutual Life Insurance Company, which may also be referred to in this prospectus as “we,” “us,” or “our.”

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment you withdraw from the Contract.

Contract. The MassMutual Envision  Variable Annuity; an individual variable deferred annuity contract with flexible premium payments.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Value. The sum of your value in the Sub-Accounts and in the DCA Fixed Account  during the Accumulation Phase.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

Covered Person. The person(s) whose life is used to determine the duration of the Annual Lifetime Benefit Amount provided under RetirePay.

Excess Withdrawal. Under the optional RetirePay feature, an Excess Withdrawal is:

(a)	prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal, including the Free Withdrawal Amount, and

(b)	on or after the Guaranteed Lifetime Withdrawal Date, any portion of a withdrawal (including CDSCs applicable to the withdrawal) that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year and any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year, unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year.

Free Withdrawal Amount. An amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC.

Fund. An investment entity into which the assets of a Sub-Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated asset accounts.

Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in ‘‘Good Order’’ if:

(1) we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

(2) it includes all information necessary for us to execute the request or transaction; and

(3) it is signed by you or persons authorized to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone, fax or Internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See ‘‘Purchasing a Contract – Sending Requests in Good Order’’ for more information.

Guaranteed Lifetime Withdrawal Date. The date on which the Company guarantees the Withdrawal Rate under the benefit, and on which you may begin receiving payments of the Annual Lifetime Benefit Amount while RetirePay is in effect. This date must be selected by the Owner and cannot be prior to the youngest Covered Person attaining age 59½.

Issue Date. The date the Contract became effective, as shown in the Contract schedule.

Lifetime Guarantee Rate. A percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount once the Contract enters the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect and all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”

Owner. The person(s) or entity (“you” and “your”) entitled to the ownership rights stated in the Contract. The term Owner also shall include the joint Owner, if any.

Purchase Payment. Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase. Purchase Payments may not be added after the Annuity Date. Restrictions will apply if RetirePay is in effect.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA.

Rate Sheet Prospectus Supplement. A periodic supplement to the information contained in this prospectus which sets forth the Withdrawal Rates, Lifetime Guarantee Rates, current RetirePay Charges, and investment allocation restrictions under RetirePay.

RetirePay. An optional benefit available, at Contract issue, for an additional charge. If you elect RetirePay, we will permit you to receive the Annual Lifetime Benefit Amount for the life of the Covered Person, even if your Contract Value is zero and subject to the terms and conditions described in the section of this prospectus concerning the benefit while RetirePay is in effect.

RetirePay Charge. An amount that is deducted from your Contract Value should you elect the optional RetirePay feature.

Settlement Phase. When the Contract Value is reduced to zero due to a withdrawal that is not an Excess Withdrawal or due to the application of any charges against Contract Value while  RetirePay is in effect.

Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Service Center. MassMutual, Document Management Services  –  Annuities W360, PO Box 9067, Springfield, MA 01102-9067, (800) 272-2216, (fax) (866) 329-4272, (email) ANNfax@MassMutual.com, www.MassMutual.com. (Overnight mail address:  MassMutual, Document Management Services –  Annuities W360, 1295 State Street, Springfield, MA 01111-0001.)

Sub-Account(s). Separate Account assets are divided into Sub-Accounts, which are listed on the Contract schedule. The assets of each Sub-Account will be invested in the shares of a single Fund.

Withdrawal Rate. A percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount prior to the Settlement Phase while RetirePay is in effect.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract  features that have changed since April 29, 2024. This may not reflect all changes that have occurred since you purchased your Contract.

Fund Substitutions

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Global Fund (Series II)	MML Global Fund (Service Class I)
MML Dynamic Bond Fund (Service Class I)	MML Managed Bond Fund (Service Class)
MML Equity Rotation Fund (Service Class I)	MML Large Cap Growth Fund (Service Class)
MML Fundamental Value Fund (Service Class I)	MML Equity Income Fund (Service Class)
MML High Yield Fund (Service Class I)	MML Managed Bond Fund (Service Class)
MML Strategic Emerging Markets Fund (Service Class I)	MML International Equity Fund (Service Class I)

Sub-Adviser Changes

Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as the sub-adviser to the MML Global Fund.

Wellington Management Company  LLP  no longer serves as a sub-adviser to the  MML Mid Cap Growth Fund.

Updates to Annual Contribution Levels

Annual contribution limits for certain Qualified Contracts have been updated.

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?	No. Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.32%(1)	1.32%(1)
	Fund fees and expenses	0.51%(2)	1.92%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	—%(3)	—%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,596	$4,289

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Share Classes and Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
(5)	The calculation of the current highest annual cost assumes election of the RetirePay feature.

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No.

•

The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs may apply for up to seven years following your last Purchase Payment.

•

If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the  CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

•

Withdrawals may result in income taxes and premature distribution taxes.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
•

An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund and fixed account has its own unique risks.

•

You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.

Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
•

Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•

MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

•

We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term.

•

While  RetirePay is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement or Appendix H in the prospectus  depending upon your Issue Date to see the investment options available to you while RetirePay is in effect.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Funds
Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity

Are There Any Restrictions on Contract Benefits?

Yes.

•

Your Contract will be subject to investment allocation restrictions while  RetirePay is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under  RetirePay.

•

Withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction or elimination of your Benefit Base, depending upon the amount of the withdrawal.

•

You may not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year while RetirePay is in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while RetirePay is in effect or after you elect the RetirePay Charge Increase Opt-Out.

Additional Benefits – MassMutual RetirePaySM

	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
•

Your registered representative may receive compensation, in the form of commissions, for selling the Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.

Distribution
Should I Exchange my Contract?
•

In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Purchasing a Contract

Appendix A

Investment Options Available Under the Contract

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While RetirePay is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement  to see the investment options available while RetirePay is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.25%	12.54%	7.95%	7.73%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	7.37%	4.46%	4.91%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	6.41%	3.67%	4.27%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.17%	10.50%	6.76%	6.72%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	10.61%	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.19%	—	—
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13%	8.58%	5.19%	5.55%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited

		0.89%	6.08%	2.81%	3.60%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.18% (*)	2.79%	–0.43%	1.28%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89% (*)	2.59%	1.85%	2.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	3.62%	0.20%	1.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.11%	1.43%	1.81%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.88%	0.26%	–0.81%	0.88%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.16%	5.31%	2.62%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	14.36%	7.59%	7.63%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	18.85%	11.92%	9.99%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.68%	19.09%	10.53%	8.80%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	11.41%	8.20%	7.99%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.98%	14.55%	9.94%	9.06%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	23.10%	14.78%	12.52%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.81%	33.45%	16.74%	13.33%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.13%	9.78%	9.42%	10.33%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	23.36%	12.91%	13.15%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	19.60%	12.24%	11.53%
Large Cap Growth	Macquarie VIP Growth Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	23.90%	16.13%	15.27%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.02%	35.38%	13.63%	14.22%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	33.77%	17.85%	15.00%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.29%	7.05%	7.79%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	6.97%	7.50%	8.05%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	9.89%	8.86%	7.55%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	12.66%	10.37%	8.89%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.10%	23.92%	9.92%	11.29%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	15.32%	9.61%	12.12%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.08%	10.82%	7.46%	9.92%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	10.01%	7.31%	8.97%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	2.12%	2.74%	5.54%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	6.33%	4.29%	5.96%
International/Global

Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited

		0.98%	4.81%	5.50%	6.06%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	–1.81%	2.83%	4.15%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	1.13%	31.76%	17.80%	19.06%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.21%	3.12%	3.95%	3.04%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.21% (*)	0.66%	3.38%	4.05%
Specialty (5)

Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.84%	4.86%	5.19%	7.69%
Specialty (5)

Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.86%	6.25%	1.94%	3.67%
Specialty (5)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	31.76%	17.80%	19.06%
Specialty (5)

Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited

		0.85% (*)	12.44%	6.56%	5.27%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.43%	14.56%	6.03%	5.09%
Specialty (5)	Vest U.S. Large Cap 10% Buffer Strategies VI Fund (Class I)(6) Adviser: VestSM Financial LLC Sub-Adviser: N/A	1.05% (*)	18.73%	—	—
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(6)	Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value. For more information about the risks associated with buffer funds, please see “Principal Risks of Investing in the Contract – Defined Outcome Funds Risk” in the statutory prospectus. This fund is not available for policies issued in New York.

Fixed Account Investment Options Available Under the Contract

The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While RetirePay is in effect, the investment options available to you are restricted. You may not participate in the DCA Fixed Account if RetirePay is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Fixed Account for Dollar Cost Averaging (DCA Fixed Account)” for more information.

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%

This Summary Prospectus incorporates by reference the MassMutual EnvisionSM Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated April 28, 2025, as amended or supplemented. The  SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.

You can find the statutory prospectus and SAI at www.MassMutual.com/Envision. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to MassMutualMutualServiceCenter@MassMutual.com.

EDGAR Contract Identifier: C000228859

AN2703-USP